Stock Plans - Options Range of exercise prices (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Entity's closing stock price at end of period	80.15
Options Outstanding [Abstract]
Number of options outstanding	6.9	[1]
Weighted-average years to expiration of options outstanding	4.8	[1]
Weighted average exercise price of options outstanding	40.80	[1]
Aggregate intrinsic value of options outstanding	270	[1]
Options Exercisable [Abstract]
Number of exercisable options	4.9	[1]
Weighted average exercise price of exercisable options	35.58	[1]
Aggregate intrinsic value of exercisable options	217	[1]
Weighted-average years to expiration of exercisable options (years)	3.5
Range of Exercise Prices 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	11.63
Maximum price of options outstanding, end of the period	20.51
Options Outstanding [Abstract]
Number of options outstanding	1.5
Weighted-average years to expiration of options outstanding	1.1
Weighted average exercise price of options outstanding	20.42
Aggregate intrinsic value of options outstanding	92
Options Exercisable [Abstract]
Number of exercisable options	1.5
Weighted average exercise price of exercisable options	20.42
Aggregate intrinsic value of exercisable options	92
Range of Exercise Prices 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	20.52
Maximum price of options outstanding, end of the period	30.19
Options Outstanding [Abstract]
Number of options outstanding	0.6
Weighted-average years to expiration of options outstanding	1.0
Weighted average exercise price of options outstanding	26.67
Aggregate intrinsic value of options outstanding	29
Options Exercisable [Abstract]
Number of exercisable options	0.6
Weighted average exercise price of exercisable options	26.67
Aggregate intrinsic value of exercisable options	29
Range of Exercise Prices 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	30.20
Maximum price of options outstanding, end of the period	40.22
Options Outstanding [Abstract]
Number of options outstanding	0.9
Weighted-average years to expiration of options outstanding	5.9
Weighted average exercise price of options outstanding	35.18
Aggregate intrinsic value of options outstanding	40
Options Exercisable [Abstract]
Number of exercisable options	0.5
Weighted average exercise price of exercisable options	35.46
Aggregate intrinsic value of exercisable options	24
Range of Exercise Prices 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	40.23
Maximum price of options outstanding, end of the period	50.69
Options Outstanding [Abstract]
Number of options outstanding	2.0
Weighted-average years to expiration of options outstanding	5.6
Weighted average exercise price of options outstanding	46.11
Aggregate intrinsic value of options outstanding	69
Options Exercisable [Abstract]
Number of exercisable options	1.6
Weighted average exercise price of exercisable options	46.28
Aggregate intrinsic value of exercisable options	54
Range of Exercise Prices 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	50.70
Maximum price of options outstanding, end of the period	78.24
Options Outstanding [Abstract]
Number of options outstanding	1.9
Weighted-average years to expiration of options outstanding	7.5
Weighted average exercise price of options outstanding	58.74
Aggregate intrinsic value of options outstanding	40
Options Exercisable [Abstract]
Number of exercisable options	0.7
Weighted average exercise price of exercisable options	52.50
Aggregate intrinsic value of exercisable options	18

[1]	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. As at December 31, 2011, all stock options outstanding were in-the-money. The weighted-average years to expiration of exercisable stock options is 3.5 years.